UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,298,954 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    80705  6951327 SH       DEFINED 1             6951327        0        0
AFLAC INC                      COM              001055102    37308  1200000 SH       DEFINED 1             1200000        0        0
AMAZON COM INC                 COM              023135106    33464   400000 SH       DEFINED 1              400000        0        0
ASSURED GUARANTY LTD           COM              G0585R106    72660  5869092 SH       DEFINED 1             5869092        0        0
BANK OF AMERICA CORPORATION    COM              060505104    85400  6469696 SH       DEFINED 1             6469696        0        0
BOYD GAMING CORP               COM              103304101    17170  2020000 SH       DEFINED 1             2020000        0        0
CA INC                         COM              12673P105    27888  1600000 SH       DEFINED 1             1600000        0        0
CENTEX CORP                    COM              152312104    24349  2878100 SH       DEFINED 1             2878100        0        0
CIGNA CORP                     COM              125509109    16863   700000 SH       DEFINED 1              700000        0        0
CIT GROUP INC                  COM              125581108    14937  6947300 SH       DEFINED 1             6947300        0        0
CONVERA CORP                   CL A             211919105      845  4443889 SH       DEFINED 1             4443889        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    26055  4500000 SH       DEFINED 1             4500000        0        0
EASTMAN KODAK CO               COM              277461109    37561 12689200 SH       DEFINED 1            12689200        0        0
EXPEDIA INC DEL                COM              30212P105    60440  4000000 SH       DEFINED 1             4000000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209    34359   390000 SH       DEFINED 1              390000        0        0
GENWORTH FINL INC              COM CL A         37247D106    32853  4700000 SH       DEFINED 1             4700000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    46293  3900000 SH       DEFINED 1             3900000        0        0
HEALTH NET INC                 COM              42222G108    39520  2541423 SH       DEFINED 1             2541423        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    17490  1100000 SH       DEFINED 1             1100000        0        0
LENNAR CORP                    CL A             526057104    25781  2660544 SH       DEFINED 1             2660544        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    84196 55758302 SH       DEFINED 1            55758302        0        0
MANNKIND CORP                  COM              56400P201    57439  6911953 SH       DEFINED 1             6911953        0        0
MARKET LEADER INC              COM              57056R103     8350  4513007 SH       DEFINED 1             4513007        0        0
MGM MIRAGE                     COM              552953101    18530  2899725 SH       DEFINED 1             2899725        0        0
MONSTER WORLDWIDE INC          COM              611742107    34754  2942700 SH       DEFINED 1             2942700        0        0
NII HLDGS INC                  CL B NEW         62913F201    44590  2338176 SH       DEFINED 1             2338176        0        0
OPENTABLE INC                  COM              68372A104     1805    59816 SH       DEFINED 1               59816        0        0
PRUDENTIAL FINL INC            COM              744320102    35732   960000 SH       DEFINED 1              960000        0        0
RED HAT INC                    COM              756577102    43395  2155700 SH       DEFINED 1             2155700        0        0
RYLAND GROUP INC               COM              783764103    23220  1385387 SH       DEFINED 1             1385387        0        0
SLM CORP                       COM              78442P106    38422  3741132 SH       DEFINED 1             3741132        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    69745 14500000 SH       DEFINED 1            14500000        0        0
UAL CORP                       COM NEW          902549807    19475  6105000 SH       DEFINED 1             6105000        0        0
XL CAP LTD                     CL A             G98255105    60738  5300000 SH       DEFINED 1             5300000        0        0
YAHOO INC                      COM              984332106    26622  1700000 SH       DEFINED 1             1700000        0        0